Trade receivables and other payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	R$ 68,040		R$ 31,651
Contract assets	95,871		15,102
Loss allowance	(24,365)	[1]	(10,228)	[1]	R$ (1,200)
Trade receivables and other, net	R$ 139,546		R$ 36,525

[1]	The loss allowance was calculated based on the provision matrix calculated by the Group related historical loss experienced on its trade receivables. The Group further added qualitative management overlays to arrive at management’s best estimate.